Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 4,140	$ 5,137	$ 4,890
Cost of sales	3,540	4,576	4,282
Gross profit	600	561	608
Selling, general and administrative expense	306	399	304
Asset and goodwill impairment	6	5	181
Business realignment costs	16	47	21
Other operating expense (income), net	12	(8)	1
Operating income	260	118	101
Interest expense, net	326	308	303
Gain (loss) on extinguishment of debt	41	0	(6)
Other non-operating (income) expense, net	(3)	32	2
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(22)	(222)	(210)
Income Tax Expense (Benefit)	34	22	379
Income from continuing operations before earnings from unconsolidated entities	(56)	(244)	(589)
Earnings from unconsolidated entities, net of taxes	17	20	17
Net income from continuing operations		(224)	(572)
Net income	(40)	(223)	(571)
Net Income (Loss) Attributable to Noncontrolling Interest	1	(1)	(1)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (39)	$ (224)	$ (572)